CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Q3) - USD ($)		Ordinary Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit) / Retained Earnings [Member]	Total	Class B Ordinary Shares [Member]
Beginning balance at Jan. 23, 2020			$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jan. 23, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 503	24,497	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			5,031,250
Net income (loss)			$ 0	0	(5,025)	(5,025)
Ending balance at Mar. 31, 2020			$ 503	24,497	(5,025)	19,975
Ending balance (in shares) at Mar. 31, 2020			5,031,250
Beginning balance at Jan. 23, 2020			$ 0	0	0	0
Beginning balance (in shares) at Jan. 23, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(5,056)
Ending balance at Sep. 30, 2020			$ 503	24,497	(5,056)	19,944
Ending balance (in shares) at Sep. 30, 2020			5,031,250
Beginning balance at Jan. 23, 2020			$ 0	0	0	0
Beginning balance (in shares) at Jan. 23, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	[1]		$ 503	24,497	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	[1]		5,031,250
Net income (loss)			$ 0	0	(5,064)	(5,064)
Ending balance at Dec. 31, 2020		$ 503	$ 503	24,497	(5,064)	19,936
Ending balance (in shares) at Dec. 31, 2020		5,031,250	5,031,250
Beginning balance at Mar. 31, 2020			$ 503	24,497	(5,025)	19,975
Beginning balance (in shares) at Mar. 31, 2020			5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			$ 0	0	(23)	(23)
Ending balance at Jun. 30, 2020			$ 503	24,497	(5,048)	19,952
Ending balance (in shares) at Jun. 30, 2020			5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			$ 0	0	(8)	(8)
Ending balance at Sep. 30, 2020			$ 503	24,497	(5,056)	19,944
Ending balance (in shares) at Sep. 30, 2020			5,031,250
Beginning balance at Dec. 31, 2020		$ 503	$ 503	24,497	(5,064)	19,936
Beginning balance (in shares) at Dec. 31, 2020		5,031,250	5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares		$ (3)		0	3	0
Forfeiture of Founder Shares (in shares)		(31,250)
Accretion for Class A ordinary shares to redemption amount				(24,497)	(24,888,973)	(24,913,470)
Net income (loss)		$ 0		0	(2,063,176)	(2,063,176)
Ending balance at Mar. 31, 2021		$ 500		0	(26,957,210)	(26,956,710)
Ending balance (in shares) at Mar. 31, 2021		5,000,000
Beginning balance at Dec. 31, 2020		$ 503	$ 503	24,497	(5,064)	19,936
Beginning balance (in shares) at Dec. 31, 2020		5,031,250	5,031,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)							5,000,000
Net income (loss)						8,882,707
Ending balance at Sep. 30, 2021		$ 500		0	(16,011,327)	(16,010,827)
Ending balance (in shares) at Sep. 30, 2021		5,000,000
Beginning balance at Mar. 31, 2021		$ 500		0	(26,957,210)	(26,956,710)
Beginning balance (in shares) at Mar. 31, 2021		5,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0		0	2,568,267	2,568,267
Ending balance at Jun. 30, 2021		$ 500		0	(24,388,943)	(24,388,443)
Ending balance (in shares) at Jun. 30, 2021		5,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0		0	8,377,616	8,377,616
Ending balance at Sep. 30, 2021		$ 500		$ 0	$ (16,011,327)	$ (16,010,827)
Ending balance (in shares) at Sep. 30, 2021		5,000,000

[1]	Includes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 4). All share and per-share amounts have been retroactively restated to reflect the share cancellation.